Technology and content expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Technology and content expense
Employee benefits expense - Technology and content	€ 13,251	€ 13,136	€ 11,691
IT maintenance and infrastructure expense	14,593	14,136	10,741
Technology and content expense	€ 27,844	€ 27,272	€ 22,432